FINANCIAL RISK MANAGEMENT - Sensitivity analysis of exchange and interest rate risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Financial risk management
Net liability position in foreign currency		$ 1,994
Financial debt	$ 266,921		$ 302,185	$ 312,340
Investments	$ 10,786		$ 7,804
Currency risk
Financial risk management
Net liability position in foreign currency		$ 1,994
Estimated variation in exchange rate	20.00%
Estimated variation in consolidated amounts of foreign currency position	$ 40,964
Interest rate risk
Financial risk management
Financial debt	104,919
DFI at variable rate	11,299
Net financial debt not hedged	$ 93,620
Variation in agreed interest rates (as a percent)	1.00%
Effect	$ 936
Price Risk
Financial risk management
Variation in agreed interest rates (as a percent)	10.00%
Effect	$ 1,079
Investments	$ 10,786